Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Schedule of Debt Balances - Previously Reported [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Green bonds	$ 159,291	$ 149,481
Convertible debt, secured	11,483	9,609
Senior secured debt and promissory notes	40,521	33,500
Total debt	211,295	192,590
Less current maturities	(197,112)	(21,631)
Long term debt, net of current maturities	14,183	170,959
Current maturities	197,112	21,631
Less current debt discount	(2,194)	(4,335)
Current maturities net of debt discount	194,918	17,296
Long-term maturities	14,183	170,959
Less long-term debt discount	(2,707)	(197)
Long-term maturities net of debt discount	$ 11,476	$ 170,762